Concentrations (Details) - Customers accounting for more than 10% of total revenues (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenue	$ 1,733,908	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 3,139,421	$ 424,735	$ 1,304,747	$ 586,176
Revenue,Major Customer, Percentage	10.00%									10.00%
Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	241,234									241,234
Revenue,Major Customer, Percentage	14.00%									8.00%
Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	224,536									225,466
Revenue,Major Customer, Percentage	13.00%									7.00%
Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	202,278									213,476
Revenue,Major Customer, Percentage	12.00%									7.00%
Customer D [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	182,070									278,908
Revenue,Major Customer, Percentage	10.00%									9.00%
Customer E [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	125,000			125,000						250,000	208,333
Revenue,Major Customer, Percentage	7.00%			51.00%						8.00%	49.00%
Customer F [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue				77,519						164,336	161,242
Revenue,Major Customer, Percentage				31.00%						5.00%	38.00%
Customer G [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 50,311			$ 26,870						$ 183,425	$ 26,870
Revenue,Major Customer, Percentage	3.00%			11.00%						6.00%	6.00%